Mining and Income Taxation - Summary of Estimated Available for Set-off Against Future Income Pre Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
South African - Components of Mining and Income Tax [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure US$ million	$ 3,143.5	$ 2,535.6
2016 Gross tax losses US$ million	192.5	182.3
Gross deferred tax asset not recognised US$ million	1,501.6	1,132.6
South African - Components of Mining and Income Tax [Member] | Gold Fields Operations Limited [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure US$ million	716.4	606.4
2016 Gross tax losses US$ million	192.5	182.3
Gross deferred tax asset not recognised US$ million	0.0	0.0
South African - Components of Mining and Income Tax [Member] | GFI Joint Venture Holdings (Proprietary) Limited [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure US$ million	2,427.1	1,929.2
2016 Gross tax losses US$ million	0.0	0.0
Gross deferred tax asset not recognised US$ million	1,501.6	1,132.6
International operations [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure US$ million	0.0	88.8
2016 Gross tax losses US$ million	647.3	458.7
Gross deferred tax asset not recognised US$ million	509.4	546.3
International operations [member] | Exploration Entities [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure US$ million	0.0	0.0
2016 Gross tax losses US$ million	445.9	388.8
Gross deferred tax asset not recognised US$ million	445.9	388.8
International operations [member] | Gold Fields Australia Proprietary Limited [Member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure US$ million	0.0	0.0
2016 Gross tax losses US$ million	0.0	1.2
Gross deferred tax asset not recognised US$ million	0.0	0.0
International operations [member] | Abosso Goldfields Limited [member]
Disclosure of Estimated Amount Available for Set Off Against Future Income Pretax [Line Items]
Gross unredeemed capital expenditure US$ million	0.0	88.8
2016 Gross tax losses US$ million	201.4	68.7
Gross deferred tax asset not recognised US$ million	$ 63.5	$ 157.5